Commitments and Contingencies (Details Narrative) - USD ($)																									3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 28, 2021	Jan. 27, 2021	Jan. 27, 2021	Jan. 14, 2021	Dec. 11, 2020	Dec. 07, 2020	Oct. 09, 2020	Sep. 19, 2020	Aug. 04, 2020	Aug. 03, 2020	Jul. 27, 2020	Jun. 19, 2020	Jun. 12, 2020	Jun. 10, 2020	Jun. 05, 2020	Jun. 04, 2020	Mar. 19, 2020	Mar. 09, 2020	Mar. 06, 2020	Jan. 10, 2020	Aug. 30, 2019	Aug. 30, 2019	Dec. 26, 2018	Jun. 18, 2018	Sep. 30, 2020	May 14, 2020	Sep. 30, 2019	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jul. 20, 2019	Dec. 31, 2018	Oct. 26, 2020	Oct. 16, 2020	Jan. 07, 2020	Apr. 24, 2019	Feb. 13, 2019
Contingent liability																															$ 440,000
Number of warrants issued																																				8,644,474
Conversion price per share																																				$ 0.40
Retention amount																									$ 250,000				$ 250,000
Payments of principal and interest																															501,041
Consulting fee																									621,105		$ 517,277		3,523,811	$ 1,588,359	$ 2,096,359		$ 1,993,130
Exercise price of warrants																																				$ 0.40
Mr. Frank Mazzola [Member]
Sought damages value								$ 209,000
Damages previously alleged								94,000
Repayment to debt								$ 94,000
Rosemary Mazzola [Member]
Contingent liability																									$ 94,000				94,000
SCS LLC [Member]
Sought damages value				$ 42,000
Mr. Mazzola [Member]
Sought damages value						$ 2,000,000
Alleged severance					$ 168,750	1,040,000
Counterclaim					925,492
Mr. Mazzola [Member] | Usurpation of Corporate Opportunities [Member]
Alleged severance					$ 500,000
Fourth Claim [Member]
Sought damages value																													128,394
Fifth Claim [Member]
Sought damages value																													$ 582,847
Sixth Claim [Member]
Conversion price per share																									$ 0.00545				$ 0.00545
Seventh Claim [Member]
Sought damages value																													$ 267,970
Ninth Claim [Member]
Sought damages value																													57,960
Settlement Agreement [Member]
Debt principal balance																		$ 272,700
Accrued interest payable																									$ 9,190				9,190
Purported Exchange Agreement [Member] | December 2018 Note [Member]
Borrowings																							$ 300,000
Repayment to debt																							$ 330,000
Debt instrument interest rate																							10.00%
Six Month Consulting Agreement [Member]
Sought damages value																												$ 42,000
Executive Employment Agreement [Member] | Mazzola [Member]
Alleged severance						$ 759,038
Employment Agreement [Member]
Agreement expiration date																								May 31, 2023
Employment Agreement [Member] | Mr. Frank Mazzola [Member]
Sought damages value											$ 3,000,000
Subsequent Event [Member]
Number of shares issued																										294,584,216
Subsequent Event [Member] | Settlement Agreement [Member]
Repayment to debt																		$ 233,334
Subsequent Event [Member] | Oct. 26 Letter Motion [Member]
Loan amount																																		$ 489,174
Maximum [Member] | Subsequent Event [Member] | Mr. Mazzola [Member]
Counterclaim			$ 1,111,834
Minimum [Member] | Subsequent Event [Member] | Mr. Mazzola [Member]
Counterclaim		$ 925,492
Prime EFS, LLC [Member]
Payment of deductible and uninsured damages																	$ 387,392
Prime EFS, LLC [Member] | Creditors [Member]
Repayment to debt													$ 75,000			$ 75,000
Debt instrument interest rate																9.00%
Debt principal balance																$ 2,038,556
Payment description												The Payment Plan, beginning on June 19, 2020, Prime EFS was obligated to make weekly payments of $15,000.00 to the Creditors each Friday for 125 weeks ending with a final payment of $13,556.06 on November 18, 2022.
Payments of principal and interest													$ 75,000		$ 75,000
Prime EFS, LLC [Member] | 10% Senior Secured Demand Promissory Note [Member] | Patrick Nicholson [Member]
Debt principal balance																																					$ 55,000	$ 165,000
Allegations amount																																						$ 276,169
Prime EFS, LLC [Member] | Subsequent Event [Member]
Payments for Legal Settlements	$ 35,000
Prime EFS, LLC [Member] | Subsequent Event [Member] | 10% Senior Secured Demand Promissory Note [Member] | Patrick Nicholson [Member]
Accrued interest payable							$ 332,703
Prime EFS, LLC [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Debt instrument interest rate																																			9.00%
Prime EFS, LLC [Member] | Maximum [Member]
Sought damages value																				$ 382,000
Payment for arbitration														$ 327,000
Prime EFS, LLC [Member] | Maximum [Member] | Subsequent Event [Member]
Sought damages value																				382,000
Prime EFS, LLC [Member] | Minimum [Member]
Sought damages value																				58,000
Prime EFS, LLC [Member] | Minimum [Member] | Subsequent Event [Member]
Sought damages value																				$ 58,000
Enterprise PA [Member] | Subsequent Event [Member]
Sought damages value							256,000
Liability to prime							327,000
Insurance claim amount							62,000
Contingent liability							440,000
Elrac LLC [Member] | Subsequent Event [Member]
Sought damages value							$ 382,000
Insurance claim amount																	$ 240,000
BMF Capital [Member] | Settlement Agreement [Member]
Insurance claim amount																			$ 275,000
Due to related parties																			$ 275,000
Number of warrants issued																			40,300
Litigation settlement amount																			$ 275,000
BMF Capital [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Insurance claim amount																			10,000
Due to related parties																			$ 275,000
Number of warrants issued																			40,300
Bellridge [Member] | Letter Agreement [Member]
Agreement expiration date										Apr. 30, 2021
Sought damages value																					$ 150,000	$ 150,000
Contingency damages sought description																					Bellridge claimed that the Company was in breach of obligations under an August 29, 2019 letter agreement to issue a confession of judgment and to pay Bellridge $150,000 per month against the amounts due under, inter alia, an April 2019 promissory note.	Bellridge claims that the Company is in breach of its obligations under an August 29, 2019 letter agreement to issue a confession of judgment and to pay Bellridge $150,000 per month against the amounts due under, inter alia, an April 2019 promissory note. In an April 28, 2020 letter, Bellridge contends that TLSS owed Bellridge $1,978,557.76 as of that date. In a purported standstill agreement subsequently proposed by Bellridge, Bellridge claims TLSS owes it $2,271,099.83, a figure which allegedly includes default rate interest. Bellridge also claims that a subordination agreement it signed with the Company on August 30, 2019, was void ab initio. Bellridge has also demanded the conversion of approximately $20,000 in indebtedness into the common stock of the Company, a conversion which the Company has not effectuated because the parties did not come to agreement on a conversion price.
Indebtedness into common stock										$ 2,150,000											$ 20,000	$ 20,000
Conversion price per share										$ 0.02
Amount owed to related parties										$ 1,978,558												1,978,558
Cliam amount																					$ 2,271,100	$ 2,271,100
Bellridge [Member] | Partial Assignment Agreement [Member]
Number of shares issued																																50,000
Shypdirect LLC [Member]
Plaintiff exceeding amount									$ 789,000
Ascentaur, LLC [Member] | Consulting Agreement [Member]
Payments of principal and interest																													$ 12,500
Agrement expiration date																													Jan. 31, 2023
Consulting fee																													$ 300,000
Exercise price of warrants																									$ 0.06				$ 0.06
Ascentaur, LLC [Member] | Maximum [Member] | Consulting Agreement [Member]
Number of warrants issued																									25,000,000				25,000,000